Related Party Transactions, Related Party Loans (Q2) (Details) - Sponsor [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Related Party Loans [Abstract]
Warrant price (in dollars per share)	$ 1.00	$ 1.00
Maximum [Member]
Related Party Loans [Abstract]
Working capital loan	$ 1,500,000	$ 1,500,000